Fees Summary	Oct. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 456,693,750.00
Previously Paid Amount	0.00
Total Fee Amount	63,069.41
Total Offset Amount	0.00
Net Fee	$ 63,069.41